Operating Segment and Revenue Information (Tables)	12 Months Ended
Mar. 31, 2019
Operating Segments [Abstract]
Revenue from contracts with customers
Takeda’s revenue from contracts with customers is comprised of the following:

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Sales of pharmaceutical products	¥1,671,911	¥1,693,838	¥2,026,273
Royalty and service income	60,140	76,693	70,951
Total	¥1,732,051	¥1,770,531	¥2,097,224

Geographic information
Takeda’s non-current assets are held in the following geographic locations:

	JPY (millions) As of March 31
	Japan	United States	Switzerland	Other	Total
2018	¥413,457	¥1,231,051	¥70,175	¥902,226	¥2,616,909
2019	400,342	6,649,357	1,523,527	1,818,875	10,392,101
Takeda’s revenue from contracts with customers is based in the following geographic locations:

	JPY (millions) For the Year Ended March 31
	Japan	United States	Europe and Canada	Russia/ CIS	Latin America	Asia	Other	Total
2017	¥655,344	¥520,161	¥279,693	¥57,550	¥72,516	¥112,799	¥33,988	¥1,732,051
2018	580,349	598,341	313,723	68,240	75,658	104,026	30,194	1,770,531
2019	571,016	828,985	405,641	59,741	88,115	105,411	38,315	2,097,224

Contract balances
Contract Balances

	JPY (millions)
	As of April 1, 2018	As of March 31, 2019
Receivables from contracts with customers
Receivables included in trade and other receivables (net of impairment loss allowance) (Note 17)	¥360,833	¥657,681
Receivables included in assets held for sale (net of impairment loss allowance)	1,277	—
Contract assets
Unbilled receivables	—	4,237
Contract liabilities
Deferred income (Note 24)	4,321	6,819
Advance payments	541	1,101

Transaction price allocated to the remaining performance obligations
Transaction price allocated to the remaining performance obligations

	JPY (millions)
	As of April 1, 2018	Changes during the period	As of March 31, 2019	Duration of the remaining performance obligations
				Within a year	After a year but before 5 years	After 5 years
Contract liabilities	¥4,862	¥3,058	¥7,920	¥4,200	¥1,015	¥2,705